Commitments and Contingencies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Commitments and Contingencies (Details) [Line Items]
Royalty on net sale percentage	6.00%
Annual minimum royalty payment	$ 250,000
Royalty rate	3.00%
Obligated to pay royalty percentage	25.00%
Milestone payments, description	In addition, the Company is required to pay OUI milestone payments of up to an aggregate of $51.25 million; specifically, upon the achievement of specified development milestones of approximately $2.25 million, regulatory milestones of approximately $9.5 million, and commercial milestones of approximately $39.5 million.
Research, development and license agreements	Oxford University Research AgreementPursuant to the terms of the OUI Agreement, as disclosed in Note 5, the Company entered into a sponsored research agreement dated December 18, 2019 with Oxford University for research related to the OUI Agreement for a period of three years for a total of £420,000. The Company prepaid the full amount to Oxford of $554,802 for the services in January 2020, of which approximately $0.2 million and $0.4 million remains as a prepaid expense as of December 31, 2021 and 2020, respectively.St. Jude Children’s HospitalPursuant to the St. Jude Agreement, as disclosed in Note 5, the Company is obligated to pay certain milestone and royalty payments in the future, as the related contingent events occur. Specifically, the Company is obligated to make 4% royalty payments for each licensed product(s) sold by the Company or its affiliates, based on the net sales for the duration of the St. Jude Agreement, and also pay 15% of consideration received for any sublicenses. The Company is required to pay an annual maintenance fee of $10,000 beginning on the first anniversary of the Effective Date (which is waived if all of the developmental milestones scheduled for completion before such annual fee is due have been achieved). In addition, the Company is required to pay St. Jude milestone payments of up to an aggregate of $1 million; specifically, upon the achievement of specified development milestones of approximately $0.2 million, regulatory milestones of approximately $0.3 million, and commercial milestones of approximately $0.5 million. As of December 31, 2021, the Company evaluated the likelihood of the Company achieving the specified milestones and generating product sales, and determined the likelihood is not yet probable and as such no accrual of these payments is required as of December 31, 2021.St. Jude Children’s Sponsored Research AgreementIn addition to the St. Jude Agreement, the Company also entered into a sponsored research agreement dated May 3, 2021 with St. Jude for research related to the St. Jude Agreement. Pursuant to this research agreement, the Company is obligated to pay St. Jude an aggregate amount of $73,073 in two parts, Phase I for $57,624 and Phase II for $15,449. This sponsored research project began during the year ended December 31, 2021, and the Company has incurred related research and development expenses of approximately $65,000 of which approximately $8,000 was recorded as accrued expenses at December 31, 2021.Cincinnati Children’s Hospital Medical CenterPursuant to the CHMC Agreement, as disclosed in Note 5, the Company is obligated to pay certain milestone and royalty payments in the future, as the related contingent events occur. Specifically, the Company is obligated to pay CHMC a single-digit royalty on net sales, being 5%, 4% or 2% depending on the product, until the last valid claim covering a licensed product exists, at which point the royalty rates decrease by 50%. The Company is also obligated to pay up to a 25% royalty on any non-royalty sublicense revenue paid to the Company by any sublicensee. The CHMC Agreement also provides the Company with an option to license any CHMC or jointly patented modification, alteration or improvement of any invention claimed in a Licensed Patent (“CHMC Improvement” and “Joint Improvement, respectively”), with a $50,000 option fee for each Improvement that the Company elects to include in the license grant of the CHMC Agreement. In addition, the Company is required to pay CHMC milestone payments of up to an aggregate of $59.75 million; specifically, upon the achievement of specified development milestones of approximately $0.5 million, regulatory milestones of approximately $1.25 million, and commercial milestones of approximately $58 million. As of December 31, 2021, the Company evaluated the likelihood of the Company achieving the specified milestones and generating product sales, and determined the likelihood is not yet probable and as such no accrual of these payments is required as of December 31, 2021.
Incurred related research and development expenses	$ 328,000
Accounts payable	164,000
Accrued expenses	115,000
Operating Leases, Rent Expense [Member]
Commitments and Contingencies (Details) [Line Items]
Company leased office space	5,500
Rental deposit	15,000	$ 26,000
Rent expense	$ 15,000	$ 66,000
Lease term	12 months
Ology Bioservices, Inc. [Member]
Commitments and Contingencies (Details) [Line Items]
Project services, description	Ology Bioservices, Inc. (which was later acquired by National Resilience, Inc.)Pursuant to the Ology MSA and the second Project Addendum, as disclosed in Note 5, the Company is obligated to pay Ology an aggregate amount of approximately $2.8 million, plus reimbursement for materials and outsourced testing which will be billed at cost plus 15%. This project began during the year ended December 31, 2021, and the Company has incurred related research and development expenses of approximately $328,000 of which approximately $164,000 and $115,000 was recorded as accounts payable and accrued expenses, respectively, at December 31, 2021. This project is currently expected to be performed through the fourth quarter of 2023.
Aggregate Amount	$ 2.8
Reimbursables	15.00%
Pre-phase III year [Member]
Commitments and Contingencies (Details) [Line Items]
Annual maintenance fee	$ 10,000
Phase III year [Member]
Commitments and Contingencies (Details) [Line Items]
Annual maintenance fee	$ 20,000